Intangible assets (Details) £ in Thousands	6 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 2,757
Ending balance	25,430
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,185
Additions	22,734
Ending balance	25,919
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(428)
Charge for year	61
Ending balance	(489)
IP R&D
Disclosure of detailed information about intangible assets [line items]
Ending balance	24,582
IP R&D | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,953
Additions	22,629
Ending balance	24,582
Computer software
Disclosure of detailed information about intangible assets [line items]
Ending balance	2
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18
Ending balance	18
Computer software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(15)
Charge for year	1
Ending balance	(16)
Patents
Disclosure of detailed information about intangible assets [line items]
Ending balance	846
Patents | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,214
Additions	105
Ending balance	1,319
Patents | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(413)
Charge for year	60
Ending balance	£ (473)